International Government Bond Fund Investment Strategy - International Government Bond Fund	May 31, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	The Fund aims to give you foreign investment opportunities primarily in investment grade government and government sponsored debt securities. Also, the Fund attempts to have all of its investments payable in foreign currencies. The Fund may also convert its cash to foreign currency. Under normal circumstances, at least 80% of net assets of the Fund must be government issued, sponsored, or guaranteed. The Fund invests at least 65% of total assets in investment grade debt securities. The Fund may invest up to 35% of total assets in below investment grade securities (“junk bonds”). Examples of Fund investments include foreign debt and foreign money market securities, high quality domestic money market securities and debt obligations issued or guaranteed by the U.S. Government, and foreign currency exchange transactions. Additionally, the Subadviser may attempt to hedge currency exposure, and may invest up to 50% of total assets in futures and options (derivatives), for currency hedging purposes. The Fund may invest significantly in government securities of emerging market countries. The Fund is a non-diversified fund, which means that it may invest in a smaller number of issuers than a diversified fund. In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by cash and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.